ADVANCES TO SUPPLIERS (Details Narrative) ¥ in Millions	Jun. 30, 2023 USD ($)	May 08, 2023 USD ($)	May 08, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Prepaid expenses	$ 172,311			$ 58,236
Sauna Room [Member]
Prepaid expenses	$ 158,062	$ 158,062	¥ 1.1	$ 43,254